Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000206016 | Shelf Drilling Holdings8850799
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206016 | Park River Holdings8850719
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206016 | Nabors Industries8850708
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206016 | VistaJet Malta Finance8850819
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Virtusa8850776
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Airswift Global8850791
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | NGL Energy Operating8850711
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | NES Fircroft Bondco8850793
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Paratus Energy Services8850839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Venture Global LNG8850773
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206016 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000206016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206016 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000206015 | Shelf Drilling Holdings8850799
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206015 | Park River Holdings8850719
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206015 | Nabors Industries8850708
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206015 | VistaJet Malta Finance8850819
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Virtusa8850776
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Airswift Global8850791
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | NGL Energy Operating8850711
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | NES Fircroft Bondco8850793
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Paratus Energy Services8850839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Venture Global LNG8850773
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206015 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000206015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000206017 | Kontoor Brands8851006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206017 | ACI Worldwide8850888
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206017 | Semtech8851084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | Axsome Therapeutics8850922
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | SPDR S&P Biotech ETF8851121
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Air Lease8850896
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | iShares Russell 2000 ETF8851116
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Mercury Systems8851032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Gates Industrial PLC8850970
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | ExlService Holdings8850961
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000206017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000206017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206017 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206017 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206017 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206018 | Kontoor Brands8851006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206018 | ACI Worldwide8850888
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206018 | Semtech8851084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | Axsome Therapeutics8850922
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | SPDR S&P Biotech ETF8851121
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Air Lease8850896
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | iShares Russell 2000 ETF8851116
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Mercury Systems8851032
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Gates Industrial PLC8850970
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | ExlService Holdings8850961
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000206018 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000206018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000206018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206018 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206018 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%